Equity - Conversion of debenture and debts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Nov. 13, 2020
Debt Conversion [Line Items]
Conversion price (in dollars per share)			$ 3.00
Conversion of debenture and debts
Debt Conversion [Line Items]
Principal amount of debentures converted	$ 1,300,000	$ 4,900,000
Interest amount of debentures converted	$ 109,945	$ 166,288
Number of shares issued upon conversion	1,409,945	5,066,288
Conversion price (in dollars per share)	$ 0.66	$ 0.99
Conversion of debenture and debts | Xiaolin Cao
Debt Conversion [Line Items]
Principal amount of debentures converted	$ 500,000
Number of shares issued upon conversion	500,000
Conversion price (in dollars per share)	$ 0.83
Gain on debt settlement	$ 80,000
Conversion of debenture and debts | Ortoli Rosenstadt LLP
Debt Conversion [Line Items]
Legal fees	$ 127,000
Number of shares issued upon conversion	127,000
Conversion price (in dollars per share)	$ 0.76
Gain on debt settlement	$ 31,115
Conversion of debenture and debts | Xiaohui Wu
Debt Conversion [Line Items]
Accrued expenses	$ 240,000
Number of shares issued upon conversion	300,000
Conversion price (in dollars per share)	$ 0.74
Gain on debt settlement	$ 14,100